AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1998
                                   (UNAUDITED)

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1998

                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Partners' Capital....................    1
Statement of Operations...................................................    2
Statement of Changes in Partners' Capital - Net Assets....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   12
Schedule of Securities Sold, Not Yet Purchased............................   17
Schedule of Written Options...............................................   18

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 1998
                                                                    (UNAUDITED)
ASSETS

Cash                                                                  $  1,492
Investments in securities, at market (identified cost - $138,524)      155,083
Due from broker                                                         15,972
Dividends receivable                                                        43
Interest receivable                                                         92
Organizational costs (net of accumulated amortization of $252)             439
Other assets                                                                11
                                                                      --------
         TOTAL ASSETS                                                  173,132
                                                                      --------
LIABILITIES

Securities sold, not yet purchased - at market
   (proceeds of sales - $15,734)                                        16,828
Outstanding options written, at value (premiums received - $585)           551
Dividends payable on securities sold, not yet purchased                     11
Management fee payable                                                     123
Accrued expenses                                                           226
                                                                      --------
         TOTAL LIABILITIES                                              17,739
                                                                      --------
                NET ASSETS                                            $155,393
                                                                      ========
PARTNERS' CAPITAL - NET ASSETS

Represented by:

Capital contributions - net                                            $90,666
Accumulated net investment loss                                         (1,342)
Accumulated net realized gain on investments                            50,570
Accumulated net unrealized appreciation on investments and
   foreign currency transactions                                        15,499
                                                                      --------
         PARTNERS' CAPITAL - NET ASSETS                               $155,393
                                                                      ========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 1998
                                                                  (UNAUDITED)

INVESTMENT INCOME
  Interest                                                          $   659
  Dividends                                                             383
                                                                    -------
                                                                      1,042
                                                                    -------
EXPENSES
  OPERATING EXPENSES:
    Management fee                                                      724
    Professional fees                                                   174
    Administration fees                                                 101
    Amortization of organizational costs                                 69
    Custodian fees                                                       34
    Insurance expense                                                    33
    Individual General Partners' fees and expenses                       11
    Miscellaneous                                                        15
                                                                    -------
                                                                      1,161
INTEREST EXPENSE                                                        219
DIVIDENDS ON SECURITIES SOLD, NOT YET PURCHASED                          81
                                                                    -------
      TOTAL EXPENSES                                                  1,461
                                                                    -------
      NET INVESTMENT LOSS                                              (419)
                                                                    -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                            21,198
    Purchased options                                                (3,329)
    Futures transactions                                                (89)
    Written options                                                     121
    Short sales                                                         820
                                                                    -------
NET REALIZED GAIN ON INVESTMENTS                                     18,721
                                                                    -------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        (878)
                                                                    -------
      NET REALIZED AND UNREALIZED GAIN                               17,843
                                                                    -------
      INCREASE IN PARTNERS' CAPITAL DERIVED FROM
        INVESTMENT ACTIVITIES                                       $17,424
                                                                    =======

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                     JUNE 30, 1998      DECEMBER 31, 1997
                                                      (UNAUDITED)

FROM INVESTMENT ACTIVITIES

   Net investment loss                                 $   (419)           $   (619)
   Net realized gain on investments                      18,721              23,297
   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency transactions                                 (878)              7,585
                                                       --------            --------
     INCREASE IN PARTNERS' CAPITAL DERIVED
       FROM INVESTMENT ACTIVITIES                        17,424              30,263

PARTNERS' CAPITAL TRANSACTIONS
   Capital contributions                                  9,390                   0
   Capital withdrawals - General Partner                   (187)             (9,573)
   Capital withdrawals - Limited Partners                     0              (8,969)
                                                       --------            --------

     INCREASE (DECREASE) IN PARTNERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS                  9,203             (18,542)

     PARTNERS' CAPITAL AT BEGINNING OF PERIOD           128,766             117,045
                                                       --------            --------
     PARTNERS' CAPITAL AT END OF PERIOD                $155,393            $128,766
                                                       ========            ========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement (the "Agreement"), as amended and restated on July 16, 1996, and as further amended October 29, 1997. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in bonds, options and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners" and a "Manager." The Manager is Augusta Management, L.L.C. whose principal members are CIBC Oppenheimer Corp. ("CIBC Opco") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC Opco's supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions.

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60 month period beginning with the commencement of operations, September 4, 1996.

         C.   INCOME TAXES

         No federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of 0.08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 1998, CIBC Opco and CIBC Wood Gundy earned $20,550 and $2,507, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For the six months ended June 30, 1998 there were no incentive allocations.

         Each Independent Individual General Partner, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person"

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         does not receive any annual or other fee from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1998, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $19,761.

         Morgan Stanley Trust Company serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 1998, amounted to $529,268,526 and $529,405,732, respectively.

         At June 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1998, accumulated net unrealized appreciation on investments, options, and securities sold, not yet purchased, was $15,498,559, consisting of $22,146,663 gross unrealized appreciation and $6,648,104 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades and short sales.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 1998, the Partnership did not have any margin borrowings outstanding. For the six months ended June 30, 1998, the average daily amount of such borrowings was $5,558,041.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 1998, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver the specified security and thereby creates a liability to purchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         Transactions in purchased options were as follows:

                                                                                  CROSS CURRENCY, INDEX
                                                  CALL OPTIONS                       AND  PUT OPTIONS
                                           ---------------------------         ------------------------------
                                              NUMBER                             NUMBER
                                           OF CONTRACTS       COST             OF CONTRACTS          COST
                                           ------------    -----------         ------------      ------------
              Beginning balance                   750      $   847,562            340,000        $  4,743,000
              Options purchased                20,555       10,957,328              9,490          11,935,328
              Options closed                  (16,510)      (9,038,353)          (348,680)        (16,148,892)
              Expired options                    (975)        (137,844)              (675)           (151,166)
                                             --------      -----------           --------        ------------
              Options outstanding at
               June 30, 1998                    3,820      $ 2,628,693                135        $    378,270
                                             ========      ===========           ========        ============


         Transactions in written options were as follows:

                                                    INDEX AND                      CROSS CURRENCY, INDEX
                                                   CALL OPTIONS                       AND PUT OPTIONS
                                           ------------------------------      --------------------------------
                                              NUMBER          AMOUNT OF           NUMBER            AMOUNT OF
                                           OF CONTRACTS        PREMIUM         OF CONTRACTS           PREMIUM
                                           ------------       -----------      ------------         -----------
              Beginning balance                1,125          $   176,657           270,000         $ 4,209,000
              Options written                 10,965            7,551,805             3,275           4,621,522
              Options closed                  (9,780)          (7,044,705)         (273,140)         (8,722,796)
              Expired options                 (1,375)            (206,533)                0                   0
                                             -------          -----------          --------          ----------
              Options outstanding at
               June 30, 1998                     935          $   477,224               135          $  107,726
                                             =======          ===========          ========          ==========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                            NET GAINS / (LOSSES)
                                          FOR THE SIX MONTHS ENDED
                                                JUNE 30, 1998
                                          ------------------------
           Equity securities                     $22,465,436
           Equity option                            (210,456)
           Equity index options                   (3,159,254)
           Cross currency options                 (9,103,617)
           Written options                         3,845,374
           Fixed income securities                 2,611,227
           Futures                                   (88,726)
           FOREIGN SECURITIES:
               Equity securities                   1,483,429
                                                 -----------
                                                 $17,843,413
                                                 ===========

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                            AVERAGE MARKET VALUE
                                        MARKET VALUE AT      FOR THE SIX MONTHS
                                         JUNE 30, 1998       ENDED JUNE 30, 1998
                                        ---------------     --------------------
         ASSETS:

           Equity options                  $2,402,250            $2,510,498
           Equity index options               239,625             2,198,054
           Cross currency options                   0               334,705

         LIABILITIES:

           Written options                  (551,125)            (4,038,084)

         Average market values presented above are based upon month-end market value during the six months ended June 30, 1998.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period:


                                                                                    SEPTEMBER 4, 1996
                                                                                    (COMMENCEMENT OF
                                         SIX MONTHS ENDED        YEAR ENDED          OPERATIONS) TO
                                           JUNE 30, 1998      DECEMBER 31, 1997    DECEMBER 31, 1996
                                         ----------------     -----------------    -------------------
Ratio of net investment loss to
           average net assets                 (0.49%)*              (0.48%)               (0.83%)*
Ratio of operating expenses to
           average net assets                  1.35%*                1.61%                 2.27%*
Ratio of interest expense to
           average net assets                  0.25%*                0.07%                 0.01%*
Ratio of dividends on securities
           sold, not yet purchased
           to average net assets               0.10%*                0.12%                 0.06%*
Total return ***                              12.62%                25.94%                17.20%
Portfolio turnover rate                         354%                  627%                  215%
Average commission rate paid **            $ 0.0575             $  0.0527              $ 0.0569
Average debt ratio                             3.21%                 1.04%                 0.28%

         *     Annualized.

         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 1998
 SHARES                                                           MARKET VALUE
                COMMON STOCKS - 87.49%
                   AGRICULTURAL BIOTECHNOLOGY - 1.80%
 50,000              Monsanto Co.                                 $  2,793,750
                                                                  ------------
                 APPLICATIONS SOFTWARE - 1.38%
 50,000              J.D. Edwards & Co.*                             2,146,900
                                                                  ------------
                 AUTO - MED & HEAVY DUTY TRUCKS - 1.21%
 65,000              Navistar International Corp.*                  1,876,875
                                                                  ------------
                 CABLE TV - 4.24%
150,000              MediaOne Group, Inc.$                           6,590,700
                                                                  ------------
                 COMMERCIAL BANKS - 1.24%
 20,000              UnionBanCal Corp.                               1,930,000
                                                                  ------------
                 COMPUTERS - INTEGRATED SYSTEMS - 1.39%
 80,000              Systems & Computer Technology Corp.*            2,160,000
                                                                  ------------
                 COMPUTERS - MICRO - 0.98%
 35,000              Sun Microsystems, Inc.*                         1,520,313
                                                                  ------------
                   COMPUTER SOFTWARE - 7.23%
125,000              Compuware Corp.*(a)                             6,390,625
 25,000              Microsoft Corp.*                                2,709,375
 75,000              Platinum Technology, Inc.*                      2,142,225
                                                                  ------------
                                                                    11,242,225
                                                                  ------------
                   DATA PROCESSING/MANAGEMENT - 1.52%
 75,000              Arbor Software Corp.*(b)                        2,357,850
                                                                  ------------
                   FINANCIAL SAVINGS & LOANS/THRIFTS - 2.16%
125,000              Bank Plus Corp.*(b)                             1,531,250
 80,000              Staten Island Bancorp, Inc.                     1,820,000
                                                                  ------------
                                                                     3,351,250
                                                                  ------------
                   GOLD MINING - 1.14%
 75,000              Newmont Mining Corp.                            1,771,875
                                                                  ------------
                   HEALTH CARE COST CONTAINMENT - 3.09%
800,000              Medaphis Corp.*                                4,800,000
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                 JUNE 30, 1998
SHARES                                                            MARKET VALUE
                COMMON STOCKS - (CONTINUED)
                   HOTELS & MOTELS - 0.47%
 35,000              La Quinta Inns, Inc.                         $    739,375
                                                                  ------------
                   HUMAN RESOURCES - 1.31%
100,000              RCM Technologies, Inc.*                         2,031,300
                                                                  ------------
                   MEDICAL - BIOMEDICAL/GENE - 2.04%
 35,000              Biogen, Inc.*                                   1,715,000
 40,000              Centocor, Inc.*                                 1,450,000
                                                                  ------------
                                                                    3,165,000
                                                                  ------------
                   MEDICAL - DRUGS - 6.56%
285,000              Alteon, Inc.*                                     997,500
 80,000              ICN Pharmaceuticals, Inc.                       3,655,040
 80,000              Warner-Lambert Co.                              5,550,000
                                                                  ------------
                                                                    10,202,540
                                                                  ------------
                   MULTI-LINE INSURANCE - 1.17%
 30,000              Travelers Group, Inc.                           1,818,750
                                                                  ------------
                   OFFICE FURNISHINGS - 0.67%
 40,000              Steelcase, Inc., Class A                        1,040,000
                                                                  ------------
                   OIL COMPANY - INTEGRATED - 1.67%
 40,000              ENI SPA, Sponsored ADR                          2,600,000
                                                                  ------------
                   OIL FIELD MACHINERY & EQUIPMENT - 1.15%
 35,000              Cooper Cameron Corp.*                           1,785,000
                                                                  ------------
                   OIL FIELD SERVICES - 1.40%
 75,000              BJ Services Co.*                                2,179,725
                                                                  ------------
                   OIL & GAS DRILLING - 1.55%
100,000              Noble Drilling Corp.*                           2,406,300
                                                                  ------------
                   PRIVATE CORRECTIONS - 3.93%
260,000              Corrections Corporation of America*(a)          6,110,000
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1998
SHARES                                                             MARKET VALUE
                COMMON STOCKS - (CONTINUED)
                   PROPERTY/CASUALTY INSURANCE - 1.63%
 55,000              Chicago Title Corp.*                         $  2,540,340
                                                                  ------------
                   PUBLISHING - PERIODICALS - 1.32%
 80,000              Petersen Companies, Inc., Class A*              2,050,000
                                                                  ------------
                   RENTAL AUTO/ EQUIPMENT - 0.93%
 50,000              Leasing Solutions, Inc.*(b)                     1,437,500
                                                                  ------------
                   RETAIL - INTERNET - 1.85%
150,000              software.net Corp.*                             2,868,750
                                                                  ------------
                   RETAIL - MAJOR DEPARTMENT STORE - 0.98%
25,000               Sears, Roebuck and Co.                          1,526,575
                                                                  ------------
                   RETAIL - RESTAURANTS - 2.18%
 60,000              Outback Steakhouse, Inc.*                       2,340,000
300,000              Shoney's, Inc.*                                 1,050,000
                                                                  ------------
                                                                     3,390,000
                                                                  ------------
                   SATELLITE TELECOMMUNICATIONS - 5.88%
250,000              ICG Communications, Inc.*                       9,140,750
                                                                  ------------
                   TELECOMMUNICATIONS EQUIPMENT - 4.69%
 70,000              Associated Group, Inc., Class B*(b)             2,782,500
150,000              DSC Communications Corp.*                       4,500,000
                                                                  ------------
                                                                     7,282,500
                                                                  ------------
                   TELECOMMUNICATIONS SERVICES - 2.05%
100,000              Hyperion Telecommunications, Inc., Class A*     1,568,800
 55,000              Teligent, Inc., Class A*                        1,619,090
                                                                  ------------
                                                                     3,187,890
                                                                  ------------
                   TELEPHONE - INTEGRATED - 3.51%
 50,000              Telecomunicacoes Brasileiras S.A.,
                       Sponsored ADR                                 5,450,000
                                                                  ------------
                   TELEPHONE - LONG DISTANCE - 10.66%
285,000              MCI Communications Corp.(a)                    16,565,625
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 1998
 SHARES                                                           MARKET VALUE
                COMMON STOCKS - (CONTINUED)
                   TELEVISION - 2.51%
 60,000              Young Broadcasting, Inc., Class A*(a)        $  3,900,000
                                                                  ------------
                     TOTAL COMMON STOCKS (COST $121,203,619)       135,959,658
                                                                  ============
                PREFERRED STOCKS - 3.74%
                   COMMERCIAL SERVICES - 1.21%
 50,000              Cendant Corp., 7.5%, 02/16/01,
                       PRF Conv., $48.10                             1,871,900
                                                                  ------------
                   DRUG DELIVERY SYSTEMS - 1.33%
 15,000              Alkermes, Inc., 6.5%, 12/31/49,
                       PRF Conv., $29.625                              620,625
 35,000              Alkermes, Inc., 6.5%, 12/31/49, 144A
                       PRF Conv., $29.625                            1,448,125
                                                                  ------------
                                                                     2,068,750
                                                                  ------------
                   TELECOMMUNICATIONS SERVICES - 1.20%
 40,000              Omnipoint Corp., 7.0%, 12/31/49, 144A
                       PRF Conv., $31.12                             1,870,000
                                                                  ------------
                     TOTAL PREFERRED STOCKS (COST $6,108,783)        5,810,650
                                                                  ============

   FACE
  AMOUNT
                BONDS - 6.87%
                   TELECOMMUNICATIONS SERVICES - 6.87%
$7,250,000           NTL Inc., 7.00%, 06/15/08, Conv., $37.87       10,670,550
                                                                  ------------
                     TOTAL BONDS (COST $8,204,745)                  10,670,550
                                                                  ============

NUMBER OF
CONTRACTS
                CALL OPTIONS - 1.55%
                   CABLE TV - 0.10%
    270              MediaOne Group, Inc., 07/18/98, $40.00            148,500
                                                                  ------------
                   OIL COMPANY - EXPLORATION & PRODUCTION - 0.10%
    600              Triton Energy Ltd., 07/18/98, $40.00               52,500
    400              Triton Energy Ltd., 08/22/98, $40.00               97,500
                                                                  ------------
                                                                       150,000
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

NUMBER OF                                                         JUNE 30, 1998
CONTRACTS                                                         MARKET VALUE
                CALL OPTIONS - (CONTINUED)
                   PRIVATE CORRECTIONS - 0.08%
    700                  Corrections Corporation of America,
                       7/18/98, $22.50                            $    122,500
                                                                  ------------
                   TELEPHONE - INTEGRATED - 1.23%
    475              Telecomunicacoes Brasileiras S.A.,
                       Sponsored ADR, 08/22/98, $105.00                546,250
    625              Telecomunicacoes Brasileiras S.A.,
                       Sponsored ADR, 10/17/98, $110.00                796,875
    550              Telecomunicacoes Brasileiras S.A.,
                       Sponsored ADR, 10/17/98, $115.00                570,625
                                                                  ------------
                                                                     1,913,750
                                                                  ------------
                   TELEPHONE - LONG DISTANCE - 0.04%
    200              MCI Communications Corp., 07/18/98, $55.00         67,500
                                                                  ------------
                     TOTAL CALL OPTIONS (COST $2,628,693)            2,402,250
                                                                  ============

                PUT OPTIONS - 0.15%
                   INDEX - .15%
    135              S & P 500 Index, 09/19/98, $1,075.00              239,625
                                                                  ------------
                     TOTAL PUT OPTIONS (COST $378,270)                 239,625
                                                                  ============
                     TOTAL INVESTMENTS
                       (COST $138,524,110)** - 99.80%              155,082,733
                                                                  ============
                     OTHER ASSETS, LESS LIABILITIES - 0.20%            310,660
                                                                  ------------
                     NET ASSETS - 100.00%                         $155,393,393
                                                                  ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold short.
(b) Wholly held in a pledged account by the Custodian as collateral for open written options.
*    Non-income  producing  security.
**   Also cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 1998
 SHARES                                                           MARKET VALUE
                SHORT COMMON STOCK - (10.83%)
                   AUTO/TRUCK PARTS & EQUIPMENT - (0.32%)
 30,000              Exide Corp.                                  $   (504,390)
                                                                  ------------
                   COLLECTIBLES - (0.73%)
 35,000              Action Performance Companies, Inc.             (1,126,580)
                                                                  ------------
                   COMMERCIAL BANKS - (2.29)%
150,000              Synovus Financial Corp.                        (3,562,500)
                                                                  ------------
                   COMPUTER DATA SECURITY - (0.40%)
 10,000              SCM Microsystems, Inc.                           (625,000)
                                                                  ------------
                   MEDICAL - BIOMEDICAL/GENE - (0.39%)
 31,250              Organogenesis, Inc.                              (613,281)
                                                                  ------------
                   MEDICAL - DRUGS - (3.02%)
 35,000              Merck & Co., Inc.                              (4,681,250)
                                                                  ------------
                   MEDICAL INSTRUMENTS - (1.85%)
 40,000              Boston Scientific Corp.                        (2,865,000)
                                                                  ------------
                   MEDICAL PRODUCTS - (0.48%)
 30,000              Closure Medical Corp.                            (746,250)
                                                                  ------------
                   TELECOMMUNICATIONS SERVICES - (0.95%)
 20,000              Level 3 Communications, Inc.                   (1,480,000)
                                                                  ------------
 25,000            WIRELESS EQUIPMENT - (0.40%)
                     American Tower Corp., Class A                    (623,450)
                                                                  ------------
                   TOTAL SHORT COMMON STOCK PROCEEDS
                     ($15,733,812)                                $(16,827,701)
                                                                  ============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF                                                         JUNE 30, 1998
CONTRACTS                                                         MARKET VALUE
                WRITTEN CALL OPTIONS - (0.31%)
                   AGRICULTURAL BIOTECHNOLOGY - (0.08%)
    500              Monsanto Co., 10/17/98, $60.00               $   (118,750)
                                                                  ------------
                   INDEX - (0.20%)
    135              S & P 500, 09/19/98, $1,175.00                   (313,875)
                                                                  ------------
                   MEDICAL - DRUGS - (0.03%)
    300              Warner-Lambert Co., 08/22/98, $75.00              (54,375)
                                                                  ------------
                     TOTAL WRITTEN CALL OPTIONS -
                       PROCEEDS ($477,224)                            (487,000)
                                                                  ------------
                WRITTEN PUT OPTIONS - (0.04%)
                   INDEX -(0.04%)
    135              S & P 500, 09/19/98, $950.00                      (64,125)
                                                                  ------------
                     TOTAL WRITTEN PUT OPTIONS -
                       PROCEEDS ($107,726)                             (64,125)
                                                                  ------------

                     TOTAL OPTIONS WRITTEN - PROCEEDS ($584,950)  $   (551,125)
                                                                  ============

The accompanying notes are an integral part of these financial statements.